Document and Entity Information	Mar. 22, 2020
Cover [Abstract]
Entity Registrant Name	BOX INC
Amendment Flag	true
Entity Central Index Key	0001372612
Document Type	8-K/A
Document Period End Date	Mar. 22, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36805
Entity Tax Identification Number	20-2714444
Entity Address, Address Line One	900 Jefferson Ave.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(877)
Local Phone Number	729-4269
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BOX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Pursuant to Instruction 2 to Item 5.02 of Form 8-K, Box, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to amend the Company’s Current Reports on Form 8-K, originally filed with the Securities and Exchange Commission on March 23, 2020, April 24, 2020 and May 27, 2020 (collectively, the “Original Filings”), to disclose the subsequent appointments of Jack Lazar, Bethany Mayer and Carl Bass to committees of the Company’s board of directors (the “Board”). The initial appointments to the Board of Ms. Mayer and Messrs. Lazar and Bass were disclosed in the Original Filings. At the time of the Original Filings, the Board had not determined to which committees, if any, Ms. Mayer and Messrs. Lazar and Bass would be appointed. Except as stated herein, the Original Filings shall remain in effect.